RELATED PARTY TRANSACTIONS - Notes receivable related party transactions (Details) - USD ($)		12 Months Ended
	Sep. 19, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
RELATED PARTY TRANSACTIONS
Proceeds from note receivable - related party	$ 2,251,945	$ 2,251,945	$ 0	$ 0
Related party notes received from repayments		892,036
Interest income		700,884	731,961	$ 434,406
Interest receivable		156,000	0
Related party
RELATED PARTY TRANSACTIONS
Note receivable		$ 1,370,741	$ 0
Related party | Notes Receivable
RELATED PARTY TRANSACTIONS
Annual interest rate		3.00%
Note receivable		$ 1,370,741
Interest income		2,483
Interest receivable		$ 2,503